Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales [abstract]
Schedule of cost of sales

	2023	2022	*	2021
	$'000	$'000		$'000

Power generation	396,714	419,151		267,044
Depreciation (note 14)**	373,889	411,579		330,799
Tower repairs and maintenance	96,258	90,126		74,523
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	87,696	38,157		51,113
Amortization (note 15)	44,618	42,050		34,051
Security services	42,512	43,448		36,132
Site regulatory permits	37,502	33,999		41,165
Staff costs (note 8.3)	33,149	33,229		26,323
Travel costs	9,700	5,343		7,155
Short-term site rental	8,613	14,111		11,165
Insurance	4,648	5,109		4,156
Professional fees	2,570	3,460		3,385
Short-term other rent	2,266	2,813		3,419
Vehicle maintenance and repairs	2,184	1,968		2,754
Other	40,987	12,458		14,204
	1,183,306	1,157,001		907,388

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

**Presented net of related indirect tax receivable in Brazil of $1.3 million (2022: $0.9 million, 2021: $0.4 million). Refer to note 14.

Included in Other are $31.1 million (2022: $0.8 million, 2021: $Nil) in foreign exchange losses on cost of sales.